22) Loans and advances to financial institutions (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Loans And Advances To Financial Institutions
Repurchase agreements	[1]	R$ 179,729,419	R$ 48,278,561
Loans to financial institutions		11,696,244	10,849,695
Expected credit loss		(932)	(44,465)
Total		R$ 191,424,731	R$ 59,083,791

[1]	In 2020, it included investments in repo operations given in guarantee, in the amount of R$125,241,658 thousand (2019 - R$38,451,100 thousand).